Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 12 - EARNINGS PER SHARE

The following table sets forth the computations of basic and diluted earnings per share:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands, Except Per Share Data

Numerator, net income	$8,403	$7,356	$7,313

Denominator:
Denominator for basic earnings per share, weighted
average shares	3,280	3,073	2,762
Effect of dilutive securities, employee stock options	5	3	4

Denominator for diluted earnings per share, adjusted weighted average
shares and assumed conversions	3,285	3,076	2,766

Basic earnings per common share	$2.56	$2.39	$2.65

Diluted earnings per common share	$2.56	$2.39	$2.64

Stock options which had no intrinsic value because their effect would be anti-dilutive and therefore would not be included in the diluted EPScalculation were 102,200, 157,000, and 140,150 for the years ended December 31, 2012, 2011 and 2010, respectively.